COMMITMENTS AND CONTINGENCIES (Capital Leases) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Leases [Abstract]
Capital Lease Obligations	$ 4	$ 4
Capital Leases, Future Minimum Payments Due in 2019	1
Capital Leases, Future Minimum Payments Due in 2020	0
Capital Leases, Future Minimum Payments Due in 2021	1
Capital Leases, Future Minimum Payments Due in 2022	0
Capital Leases, Future Minimum Payments Due in 2023	1
Capital Leases, Future Minimum Payments Due Thereafter	$ 2